FINANCIAL INSTRUMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
FINANCIAL INSTRUMENTS (Details Narrative)
Cash and cash equivalents	$ 10,688,861	$ 8,308,884	$ 14,321,433	$ 54,847
Current liabilities	71,548	2,911,800
Working capital	$ 11,015,424	$ 15,094,434
Foriegn exchange rate	10.00%	10.00%
Comprehensive income	$ 1,651,420	$ 1,840,729
Amount related to purchased of shares	$ 408,189
Average payment period	30 days